UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03657

Deutsche State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of November 30, 2016 (Unaudited)

Deutsche New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 96.9%
New York 94.9%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, Prerefunded, 5.25%, 11/15/2027	1,000,000	1,041,730
Series A, Prerefunded, 5.75%, 11/15/2022	1,000,000	1,046,490
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Catholic Health System Obligated Group, 5.0%, 7/1/2040	1,000,000	1,051,240
Dutchess County, NY, Local Development Corp. Revenue, Vassar College, Series A, 5.0%, 1/1/2049	3,000,000	3,324,960
Erie County, NY, Industrial Development Agency, School Facility Revenue, City School District, Buffalo Project, Series A, 5.0%, 5/1/2031	3,000,000	3,442,050
Haverstraw-Stony Point, NY, Central School District, 5.0%, 10/15/2021, INS: AGMC	1,500,000	1,554,345
Hudson, NY, Yards Infrastructure Corp. Revenue, Series A, 5.75%, 2/15/2047	3,000,000	3,385,140
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	5,857,650
5.5%, 10/1/2037, GTY: Goldman Sachs Group, Inc.	2,500,000	3,018,625
Long Island, NY, Electric System Revenue, Power Authority, Series B, 5.0%, 9/1/2037	1,185,000	1,302,943
Long Island, NY, Power Authority:
Series B, 5.0%, 9/1/2036	1,000,000	1,105,560
Series A, 5.0%, 9/1/2037	4,000,000	4,395,240
Series A, 5.0%, 5/1/2038	2,000,000	2,154,060
Metropolitan Transportation Authority, NY, Dedicated Tax Fund:
Series B, 5.0%, 11/15/2034	2,000,000	2,173,460
Series A, Prerefunded, 5.5%, 11/15/2039	5,000,000	5,421,250
Metropolitan Transportation Authority, NY, Revenue, Series B, 5.0%, 11/15/2043	1,000,000	1,097,530
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2017, INS: NATL	1,410,000	1,427,963
6.0%, 3/1/2018, INS: NATL	1,130,000	1,196,207
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester, Series A, 5.0%, 7/1/2033	1,000,000	1,138,200
Nassau County, NY, Sewer & Storm Water Finance Authority Systems Revenue:
Series A, 5.0%, 10/1/2032	1,235,000	1,404,454
Series A, 5.0%, 10/1/2033	1,000,000	1,131,990
New York, Brookhaven Local Development Corp. Revenue, Jeffersons Ferry Project, 5.25%, 11/1/2036 (a)	1,200,000	1,289,928
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	1,500,000	1,521,180
New York, Build New York City Resource Corp. Revenue, YMCA of Greater New York Project:
5.0%, 8/1/2040	750,000	812,452
5.0%, 8/1/2042	1,000,000	1,076,480
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project., AMT, 144A, 5.0%, 1/1/2035	750,000	808,875
New York, General Obligation:
Series I-1, 5.625%, 4/1/2029	1,395,000	1,509,237
Series I-1, Prerefunded, 5.625%, 4/1/2029	1,605,000	1,760,492
New York, Higher Education Revenue, Dormitory Authority, Colgate University, 6.0%, 7/1/2021, INS: NATL	850,000	937,431
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	3,000,000	3,626,370
New York, Higher Education Revenue, Urban Development Corp., Syracuse University, Center for Science & Technology, 5.5%, 1/1/2017	2,515,000	2,525,337
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, "1", 5.625%, 1/15/2046	2,000,000	2,198,080
New York, Liberty Development Corp. Revenue, World Trade Center Project, 5.0%, 11/15/2031	2,250,000	2,495,250
New York, Metropolitan Transportation Authority Revenue:
Series B, 4.0%, 11/15/2034	3,500,000	3,511,375
Series C, 5.0%, 11/15/2031	3,500,000	3,919,860
Series D, 5.0%, 11/15/2034	1,000,000	1,107,740
Series A-1, 5.0%, 11/15/2035	2,000,000	2,202,580
Series D-1, 5.0%, 11/15/2039	2,500,000	2,760,300
Series B, 5.25%, 11/15/2044	3,000,000	3,354,480
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Green Bonds, Series B-1, 5.0%, 11/15/2036	2,500,000	2,810,750
New York, MTA Hudson Rail Yards Trust Obligations Revenue, Series A, 5.0%, 11/15/2051	1,000,000	1,071,470
New York, Sales & Special Tax Revenue, Local Government Assistance Corp., Series C, 5.5%, 4/1/2017	1,920,000	1,950,144
New York, Sales Tax Asset Receivable Corp., Series A, 5.0%, 10/15/2031	5,000,000	5,833,900
New York, Seneca Nation Indians, Capital Improvements Authority Revenue, Special Obligation, Series A, 144A, 5.25%, 12/1/2016	385,000	385,023
New York, State Agency General Obligation Lease, Dormitory Authority, City University System, 5.75%, 7/1/2018, INS: AGMC	975,000	1,016,632
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Series A, 5.0%, 7/1/2037	1,000,000	1,120,700
New York, State Dormitory Authority Revenue, Non-State Supported Debt, St. John's University, Series A, 5.0%, 7/1/2037	1,250,000	1,358,025
New York, State Dormitory Authority Revenue, State University Educational Facilities, 5.875%, 5/15/2017, INS: NATL	1,190,000	1,216,323
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Cornell University:
Series A, 4.0%, 7/1/2034	1,000,000	1,028,070
Series C, 5.0%, 7/1/2037	2,510,000	2,759,695
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, 5.0%, 7/1/2041	2,000,000	2,199,220
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Prerefunded, 5.25%, 7/1/2033	5,000,000	5,477,800
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York University:
Series A, 5.0%, 7/1/2039	3,000,000	3,218,640
Series A, 5.25%, 7/1/2034	5,000,000	5,407,500
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System:
Series A, 5.0%, 5/1/2030	1,500,000	1,688,040
Series A, 5.0%, 5/1/2032	2,000,000	2,192,120
Series A, Prerefunded, 5.5%, 5/1/2037	1,500,000	1,645,545
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center:
5.0%, 7/1/2033	360,000	397,163
Series B, Prerefunded, 5.25%, 7/1/2024	595,000	610,161
Series A, Prerefunded, 6.0%, 7/1/2040	1,500,000	1,726,275
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 6.125%, 12/1/2029	3,000,000	3,155,370
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, 5.0%, 7/1/2040	2,500,000	2,725,175
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rockefeller University:
Series A, 5.0%, 7/1/2037	3,000,000	3,344,010
Series C, 5.0%, 7/1/2040	2,750,000	2,961,942
Series A, 5.0%, 7/1/2041	2,000,000	2,190,260
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program:
Series C, 5.0%, 10/1/2031, INS: AGC	20,000	21,583
Series A, 5.0%, 10/1/2034	1,000,000	1,109,800
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Facilities, Series A, 5.0%, 7/1/2043	2,000,000	2,184,880
New York, State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2038	1,250,000	1,334,425
New York, State Dormitory Authority, Sales Tax Revenue, State Supported Debt:
Series A, 5.0%, 3/15/2035	2,975,000	3,349,493
Series A, 5.0%, 3/15/2044	2,000,000	2,202,320
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series D, 4.0%, 2/15/2036	1,410,000	1,432,659
Series A, 5.0%, 2/15/2034	3,895,000	4,149,382
Series A, Prerefunded, 5.0%, 2/15/2034	5,000	5,393
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Series C, 5.0%, 5/15/2041	2,500,000	2,773,825
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Green Bonds, Series B, 5.0%, 9/15/2035	2,615,000	2,955,316
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	3,340,000	3,711,809
New York, State General Obligation Lease, Dormitory Authority, City University System, Series A, 5.75%, 7/1/2018, INS: NATL	580,000	607,045
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 0.74% *, 5/1/2048, LOC: Bank of China	440,000	440,000
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing, Series A, 5.0%, 3/15/2039	5,150,000	5,465,592
New York, State Liberty Development Corp. Revenue, World Trade Center:
"2", 5.0%, 9/15/2043	2,000,000	2,188,140
"3", 5.0%, 3/15/2044	1,190,000	1,292,245
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	3,000,000	3,373,350
New York, State Power Authority Revenue, Series A, 5.0%, 11/15/2038	1,500,000	1,670,880
New York, State Thruway Authority, Series J, 5.0%, 1/1/2041	2,220,000	2,412,807
New York, State Thruway Authority, General Revenue, Series I, 5.0%, 1/1/2037	5,000,000	5,505,500
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligated, Junior Lien:
Series A, 4.0%, 1/1/2037	500,000	505,690
Series A, 4.0%, 1/1/2038	500,000	504,545
New York, State Transportation Development Corp., Special Facility Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	2,500,000	2,551,775
New York, State Urban Development Corp. Revenue, Series D, 5.625%, 1/1/2028	4,000,000	4,339,280
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series A, 4.0%, 3/15/2037	2,500,000	2,532,850
New York, State Urban Development Corp. Revenue, State Personal Income Tax:
Series B, 5.0%, 3/15/2023	5,000	5,057
Series B, Prerefunded, 5.0%, 3/15/2023	40,000	40,493
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	7,205,000	8,063,404
New York, Triborough Bridge & Tunnel Authority Revenues:
Series A, 5.0%, 11/15/2035	3,000,000	3,408,810
Series A-2, 5.25%, 11/15/2034	4,500,000	4,809,555
New York, United Nations Development Corp. Revenue, Series A, 5.0%, 7/1/2026	1,000,000	1,076,150
New York, Utility Debt Securitization Authority, Restructuring Revenue:
5.0%, 12/15/2034	3,000,000	3,423,540
Series TE, 5.0%, 12/15/2041	3,675,000	4,145,841
New York, Utility Debt Securitization Authority, Restructuring Bonds, 5.0%, 12/15/2036	5,000,000	5,672,300
New York & New Jersey, Port Authority:
Series 197, AMT, 5.0%, 11/15/2034	3,000,000	3,275,310
Series 189, 5.0%, 5/1/2035	2,000,000	2,243,420
New York & New Jersey, Port Authority Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	1,025,000	1,159,172
New York & New Jersey, Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2027, INS: NATL	10,000,000	10,123,700
New York & New Jersey, Port Authority, One Hundred Forty-Sixth, AMT, 5.0%, 12/1/2021, INS: AGMC	4,000,000	4,007,360
New York & New Jersey, Port Authority, One Hundred Ninety-Fifth, AMT, 5.0%, 4/1/2036	1,000,000	1,080,610
New York & New Jersey, Port Authority, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	3,000,000	3,302,160
New York City, NY, Housing Development Corp. Revenue, Series B1, 5.25%, 7/1/2031	2,845,000	3,185,205
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, AMT, 5.0%, 7/1/2028	2,000,000	2,125,400
New York City, NY, Municipal Water Finance Authority Revenue, Series EE, 5.0%, 6/15/2045	3,000,000	3,319,020
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second Generation, Series FF, 5.0%, 6/15/2031	1,000,000	1,101,250
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Fiscal 2009:
Series A, 5.75%, 6/15/2040	3,080,000	3,267,818
Series A, Prerefunded, 5.75%, 6/15/2040	920,000	985,053
New York City, NY, Transitional Finance Authority Building Aid Revenue, Fiscal 2009, Series S-5, 5.0%, 1/15/2032	1,000,000	1,060,930
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series F-1, 5.0%, 5/1/2039	4,000,000	4,450,200
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B-1, 4.0%, 8/1/2037	5,000,000	5,108,550
Series A-1, 5.0%, 8/1/2037	3,000,000	3,408,210
Series A, 5.0%, 5/1/2038	4,000,000	4,273,840
Series B1, 5.0%, 11/1/2040	4,000,000	4,500,200
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2016, Series A-1, 5.0%, 8/1/2037	2,000,000	2,233,660
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2017, Series A-1, 4.0%, 5/1/2036	3,000,000	3,070,950
New York City, NY, Trust For Cultural Resources, Museum of Modern Art, Series 1-E, 4.0%, 4/1/2031	1,000,000	1,048,920
New York Counties, NY, Tobacco Settlement Pass-Through Trust, Series A-2B, 5.0%, 6/1/2045	2,000,000	2,081,340
New York, NY, General Obligation:
Series A-1, 4.0%, 8/1/2036	3,000,000	3,065,130
Series C, 5.0%, 8/1/2034	2,865,000	3,189,461
Series I-1, 5.375%, 4/1/2036	910,000	981,581
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	5,000,000	4,974,500
Onondaga, NY, Civic Development Corp., St. Joseph's Hospital Healthcare Center Project, Series A, Prerefunded, 5.125%, 7/1/2031	1,500,000	1,642,215
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	495,000	488,694
5.7%, 1/1/2028	1,625,000	1,393,909
Syracuse, NY, Industrial Development Agency, Carousel Center Project:
Series A, AMT, 5.0%, 1/1/2034	1,200,000	1,283,076
Series A, AMT, 5.0%, 1/1/2035	1,800,000	1,920,384
Tompkins County, NY, Development Corp. Revenue, Ithaca College, 5.0%, 7/1/2038	2,865,000	3,101,678
Triborough, NY, Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2038	2,625,000	2,901,911
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	4,000,000	4,371,720
Western Nassau County, NY, Water Authority, Series A, 5.0%, 4/1/2040	1,400,000	1,519,000
		335,089,758
Guam 1.0%
Guam, Government Business Privilege Tax Revenue, Series D, 5.0%, 11/15/2034	2,400,000	2,562,384
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	368,969
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2030, INS: AGMC	585,000	646,203
		3,577,556
Puerto Rico 0.9%
Puerto Rico, Highway & Transportation Authority Revenue, Series Z, ETM, 6.0%, 7/1/2018, INS: AGMC	1,475,000	1,518,896
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, 6.75%, 8/1/2032	3,125,000	1,691,125
		3,210,021
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	500,000	454,385
Total Municipal Bonds and Notes (Cost $333,166,491)		342,331,720
Underlying Municipal Bonds of Inverse Floaters (b) 5.9%
New York
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.0%, 6/15/2040 (c)	10,000,000	10,859,100
Trust: New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series 2016-XM0286, 144A, 18.34%, 6/15/2040, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority Revenue, Series B, Prerefunded, 5.0%, 11/1/2023 (c)	3,365,000	4,063,464
New York City, NY, Transitional Finance Authority Revenue, Series B, 5.0%, 11/1/2023 (c)	6,635,000	6,107,911
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 3283, 144A, 16.535%, 11/1/2020, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $21,341,187)		21,030,475
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $354,507,678) †	102.8	363,362,195
Floating Rate Notes (b)	(4.2)	(15,000,000)
Other Assets and Liabilities, Net	1.4	4,930,048
Net Assets	100.0	353,292,243

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2016.
† The cost for federal income tax purposes was $339,126,512. At November 30, 2016, net unrealized appreciation for all securities based on tax cost was $9,235,683. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,432,211 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,196,528.
(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$363,362,195	$—	$363,362,195
Total	$—	$363,362,195	$—	$363,362,195

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche New York Tax-Free Income Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 23, 2017